Income/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income/loss (-) per share: Basic
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ 149,845	€ (29,259)	€ (115,704)
Weighted average number of shares for the purpose of income/loss (-) per share	57,614	52,113	49,479
Basic income/loss (-) per share	€ 2.60	€ (0.56)	€ (2.34)
Income/loss per share: Diluted
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ 149,845	€ (29,259)	€ (115,704)
Weighted average number of shares for the purpose of income/loss (-) per share	57,614	52,113	49,479
Number of dilutive potential ordinary shares	2,498
Diluted income/loss (-) per share	€ 2.49	€ (0.56)	€ (2.34)